Accounts Receivable - Summary of Accounts Receivable (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Trade receivables	$ 10,582	$ 19,341
Other receivables from joint venture partner	258	210
Goods and services tax receivable	916	1,094
Other receivables	2,979	973
Accounts receivables	$ 14,735	$ 21,618